Shared Services Agreement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Shared Services Agreement [Line Items]
Labor And Related Expense	$ 2,031	$ 286	$ 3,634	$ 596	$ 3,213	$ 3,643
Walker Digital Management
Shared Services Agreement [Line Items]
Labor And Related Expense	26	0	42	0	22	0
Due from Related Parties	$ 11		$ 11		$ 19	$ 0